401(k) Plan (Details) - 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
401(k) Plan
Maximum percentage of eligible compensation participants may contribute	90.00%
Vesting period for employer contributions	4 years
Contributions	$ 0	$ 0	$ 0